Financial Instruments and Related Disclosures - Summary of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total financial assets	£ 15,734	£ 13,543
Total financial liabilities	(41,442)	(45,058)
Net financial assets and financial liabilities excluding lease liabilities	(25,708)	(31,515)
Total financial assets fair value	15,734	13,543
Total financial liabilities fair value	(41,068)	(48,760)
Net financial assets and financial liabilities fair value excluding lease liabilities	(25,334)	(35,217)
Current equity investments and Other investments [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	4,401	199
Total financial assets fair value	4,401	199
Other investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,153	1,927
Total financial assets fair value	1,153	1,927
Trade and other receivable [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,327	1,943
Total financial assets fair value	2,327	1,943
Trade and other receivable [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	3,789	4,830
Total financial assets fair value	3,789	4,830
Trade and other receivable [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	50	59
Total financial assets fair value	50	59
Liquid Investments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	67	61
Total financial assets fair value	67	61
Cash and cash equivalents [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,324	2,825
Total financial assets fair value	1,324	2,825
Cash and cash equivalents [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,399	1,449
Total financial assets fair value	2,399	1,449
Derivatives designated and effective as hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	25	123
Total financial liabilities	(106)	(57)
Total financial assets fair value	25	123
Total financial liabilities fair value	(106)	(57)
Held for trading derivatives that are not in a designated and effective hedging relationship [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	165	83
Total financial assets fair value	165	83
Held for trading derivatives that are not in a designated and effective hedging relationship [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(77)	(171)
Total financial liabilities fair value	(77)	(171)
Other Noncurrent Assets [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	21	21
Total financial assets fair value	21	21
Other Noncurrent Assets [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	13	23
Total financial assets fair value	13	23
Contingent Consideration Liabilities [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(7,068)	(6,076)
Total financial liabilities fair value	(7,068)	(6,076)
Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(19,605)	(26,860)
Borrowings excluding obligations under finance leases:	(19,979)	(23,158)
Financial Liabilities at Amortised Cost, Category [member] | Trade and other payable [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(14,065)	(15,431)
Total financial liabilities fair value	(14,065)	(15,431)
Financial Liabilities at Amortised Cost, Category [member] | Other provisions [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(63)	(113)
Total financial liabilities fair value	(63)	(113)
Financial Liabilities at Amortised Cost, Category [member] | Other non current liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(84)	(52)
Total financial liabilities fair value	(84)	(52)
Bonds In A Designated Hedging Relationship [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(6,035)	(5,311)
Borrowings excluding obligations under finance leases:	(6,322)	(4,982)
Other Bonds [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(11,930)	(20,746)
Borrowings excluding obligations under finance leases:	(12,017)	(17,373)
Bank Loans and Overdrafts [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(447)	(550)
Borrowings excluding obligations under finance leases:	(447)	(550)
Commercial paper in a designated hedging relationship [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(443)	(252)
Borrowings excluding obligations under finance leases:	(443)	(252)
Other commercial paper [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(748)	0
Borrowings excluding obligations under finance leases:	(748)	0
Other Borrowing [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases fair value	(2)	(1)
Borrowings excluding obligations under finance leases:	£ (2)	£ (1)